FINANCIAL RISK MANAGEMENT - MARKET RISK - OTHER PRICE RISK (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other comprehensive income	¥ 0	$ 0	[1]	¥ 0	¥ 0
Other price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (Decrease) expected price of equity investments (as percent)	5.00%	5.00%		5.00%
Other comprehensive income	¥ 17,389,000			¥ 14,161,000

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021or on any other date.